Equity investment (Tables)	12 Months Ended
Dec. 31, 2022
Equity investment
Schedule of investment in V-Click

	For the years ended
	December 31,
	2021	2022
Balance at the beginning of year	460	354
Share of losses	(107)	(75)
Exchange differences	1	—
Balance at the end of year	354	279